Warrants (Details Textual) - Warrant [Member]	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Warrants (Textual)
Issued warrants to purchase | shares	80,148
Granted, weighted average | $ / shares	$ 2.3625
Warrants intrinsic value of outstanding | $	$ 485,678